REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments
	Year ended December 31, 2017
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,051,350	$280,802	$-	$1,332,152

Operating income	$175,247	$101,774	$(126,951)	$150,071

	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

	Year ended December 31, 2015
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

(1)
Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.

(2)	Includes the results of companies which were acquired in 2017 and 2016 and are being integrated within the Customer Engagement segment.

Schedule of Long-Lived Assets by Operational Segments
The following presents property and equipment as of December 31, 2017 and 2016, based on operational segments:

	December 31,
	2017	2016

Customer Engagement	$104,981	$68,935
Financial Crime and Compliance	9,636	13,192
Non-allocated	3,658	5,551

	$118,275	$87,678

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2017	2016	2015

Americas, principally the US	$1,035,871	$720,520	$630,096
EMEA (*)	186,268	189,223	192,640
Israel	3,693	4,295	4,231
Asia Pacific	106,320	101,504	99,900

	$1,332,152	$1,015,542	$926,867

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment as of December 31, 2017 and 2016, based on geographical areas:

	December 31,
	2017	2016

Americas, principally the US	$70,404	$49,175
EMEA (*)	3,557	3,398
Israel	37,571	28,237
Asia Pacific	6,743	6,868

	$118,275	$87,678

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.